RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of transactions with affiliates

Our consolidated financial statements include the following transactions with our affiliates not otherwise disclosed (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Sales to:
Unconsolidated affiliates	$232	$223	$180
Inventory purchases from:
Unconsolidated affiliates	597	565	465